Offsets	Nov. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Clarivate Plc
Form or Filing Type	S-3
File Number	333-268639
Initial Filing Date	Dec. 01, 2022
Fee Offset Claimed	$ 49,085.20
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares offered by Selling Shareholders
Unsold Securities Associated with Fee Offset Claimed | shares	245,076,317
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $49,085.20 of the registration fee previously paid in connection with the Registration Statement on Form S-3 (File No. 333-268639) originally filed with the Securities and Exchange Commission on December 1, 2022 (the "2022 Registration Statement") to offset the registration fees that are payable in connection with the registration of securities on this registration statement. The Registrant previously registered 281,668,166 ordinary shares for offer and resale by certain selling shareholders pursuant to the 2022 Registration Statement. A filing fee of $49,085.20 was paid with respect to the 2022 Registration Statement. 245,076,317 ordinary shares were unsold under the 2022 Registration Statement (the "2022 Unsold Securities").
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Clarivate Plc
Form or Filing Type	S-3
File Number	333-257608
Initial Filing Date	Jul. 01, 2021
Fee Offset Claimed	$ 64,972.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares offered by Selling Shareholders
Unsold Securities Associated with Fee Offset Claimed | shares	159,599,542
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $64,972.58 of the registration fee previously paid in connection with the Registration Statement on Form S-3 (File No. 333-257608) originally filed with the Securities and Exchange Commission on July 1, 2021 (the "2021 Registration Statement" and together with the 2022 Registration Statement, the "Prior Registration Statements") to offset the registration fees that are payable in connection with the registration of securities on this registration statement. The Registrant previously registered 218,186,639 ordinary shares for offer and resale by certain selling shareholders pursuant to the 2021 Registration Statement (the "2021 Secondary Securities"). A filing fee of $638,190.00 was paid for the 2021 Secondary Securities. 159,599,542 ordinary shares were unsold under the 2021 Registration Statement (the "2021 Unsold Securities" and together with the 2022 Unsold Securities, the "Unsold Securities").
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Clarivate Plc
Form or Filing Type	S-3
File Number	333-268639
Filing Date	Dec. 01, 2022
Fee Paid with Fee Offset Source	$ 49,085.20
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $825,907,188 of securities proposed to be sold pursuant to this registration statement, in the amount of $114,057.78, is offset by the unused $114,057.78 registration fee paid in connection with the Unsold Securities and the Prior Registration Statements. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statements is deemed terminated upon the filing of this registration statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Clarivate Plc
Form or Filing Type	S-3
File Number	333-257608
Filing Date	Jul. 01, 2021
Fee Paid with Fee Offset Source	$ 638,190.00
Offset Note	See footnote 3.